Non-controlling Interest ("NCI") (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of subsidiaries [line items]
Beginning balance	$ 608,591	$ 601,870
Share of loss	(135,964)	1,591	[1]
Ending balance	511,832	608,591
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	41,420	42,097
Share of loss	(14,204)	(677)
Change in ownership interests in net assets	(27,216)
Ending balance	$ 0	$ 41,420

[1]	Adjusted for discontinued operations (Note 6).